Other Financial Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Production and Operating Expenses		$ 5,322,000,000	$ 5,213,000,000	$ 5,162,000,000
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		58,000,000	(13,000,000)	31,000,000
Incurred
Debt		799,000,000	838,000,000	1,114,000,000
Other		36,000,000	67,000,000	103,000,000
Interest Costs Incurred, Total		835,000,000	905,000,000	1,217,000,000
Capitalized		(57,000,000)	(170,000,000)	(119,000,000)
Expensed		778,000,000	735,000,000	1,098,000,000
Other Income
Interest income		166,000,000	97,000,000	112,000,000
Unrealized Gain (Loss) on Securities, before tax	[1]	649,000,000	(437,000,000)	0
Other, net		543,000,000	513,000,000	417,000,000
Other Nonoperating Income		1,358,000,000	173,000,000	529,000,000
Research and Development Expenditures - expensed		82,000,000	78,000,000	100,000,000
Shipping and Handling [Member]
Segment Reporting Information [Line Items]
Production and Operating Expenses		1,008,000,000	1,075,000,000	1,050,000,000
Corporate, Non-Segment [Member]
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		21,000,000	21,000,000	(3,000,000)
Incurred
Expensed		778,000,000	735,000,000	1,098,000,000
Other Income
Interest income		149,000,000	80,000,000	101,000,000
Alaska Segment [Member] | Operating Segments [Member]
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		0	0	0
Other Income
Interest income		0	0	0
Lower 48 Segment [Member] | Operating Segments [Member]
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		0	0	0
Other Income
Interest income		0	0	0
Canada Segment [Member] | Operating Segments [Member]
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		5,000,000	(11,000,000)	3,000,000
Other Income
Interest income		0	0	0
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		0	(26,000,000)	7,000,000
Other Income
Interest income		11,000,000	12,000,000	11,000,000
Asia Pacific Segment [Member] | Operating Segments [Member]
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		31,000,000	3,000,000	23,000,000
Other Income
Interest income		6,000,000	5,000,000	0
Other International Segment [Member] | Operating Segments [Member]
Foreign Currency Transaction [Abstract]
Foreign Currency Transaction Gain Loss After Tax		1,000,000	0	1,000,000
Other Income
Interest income		$ 0	$ 0	$ 0

[1]	*See Note 7—Investment in Cenovus Energy, for additional information.